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                      Drinker Biddle & Reath, LLP
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                             May 29, 1998

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re:   Pacific Horizon Funds, Inc.
      Registration Nos. 2-81110 and 811-4293

Ladies and Gentlemen:

On behalf of Pacific Horizon Funds, Inc. ("Pacific Horizon") and pursuant to Rule 497(e) of the Securities Act of 1933, attached herewith for filing please find a supplement dated May 29, 1998 to Pacific Horizon's Aggressive Growth, Asset Allocation, Blue Chip, California Tax-Exempt Bond, Capital Income, Corporate Bond, Intermediate Bond, International Equity, National Municipal Bond, Short-Term Government and U.S. Government Securities Funds' Prospectuses dated June 24, 1997 and a supplement dated May 29, 1998 to Pacific Horizon's Prime, Treasury, Treasury Only, Government, Tax-Exempt Money and California Tax-Exempt Money Market Funds' Prospectuses dated June 16, 1997 and June 29, 1997.

Questions and comments concerning the enclosed materials may be directed to the undersigned at (215) 988-1152.

Very truly yours,

/s/ Kenneth L. Greenberg






                          PACIFIC HORIZON FUNDS, INC.

 Aggressive Growth, Asset Allocation, Blue Chip, California Tax-Exempt Bond,
  Capital Income, Corporate Bond, Intermediate Bond, International Equity,
     National Municipal Bond, Short-Term Government and U.S. Government
                              Securities Funds

               Supplement to Prospectuses dated June 24, 1997


Effective April 28, 1998, Bank of America National Trust & Savings Association ("Bank of America") has reassumed the administrative and investment advisory responsibilities for Pacific Horizon Funds, Inc. and investment advisory services for Master Investment Trust Series, I from Robertson, Stephens & Company Investment Management, L.P. ("RSIM").

Effective June 15, 1998 the front-end sales load exemption in the Section "When No Front-End Sales Load is Applied" relating to purchases through FundStrategies will be revised to read as follows:

"any purchase through FundAdvisor or FundManager from BA Investment
Services, Inc."   (However, existing clients who purchased the Funds load
waived through FundSelections, will be able to make additional purchases without paying the front-end sales charge until July 15, 1998. Clients who have Automatic Investment Programs may continue to invest no-load after July 15, 1998.)"

Note: SRF shareholders will be able to continue to purchase A shares no-load as described in the SRF shares prospectus dated June 24, 1997.

Effective June 15, 1998, the Sales Load as described in "The Shareholder
Guide   A Shares Sales Load" will be revised as follows:


    Amount of      Sales Charge       Sales Charge     Dealer's Reallowance*
   Transaction      (as a % of      (as approximate %      (as a % of
                  offering price)  of amount invested)   offering price)

Less than $50,000    5.50%               5.82%                5.00%
$50,000 but less
    than $100,000    4.50%               4.71%                4.00%
$100,000 but less
    than $250,000    3.50%               3.63%                3.00%
$250,000 but less
    than $500,000    2.50%               2.56%                2.00%
$500,000 but less
    than $1,000,000  2.00%               2.04%                1.75%

*  Dealer's reallowance may be changed periodically.

There is no initial sales charge on purchases of Class A shares of $1 million or more. However, unless you participated in the Bank of America Daily Advantage or Advantage Plus programs, a contingent deferred sales charge of 1% will be imposed on redemptions made within 18 months after purchase. The Distributor will pay dealers of record commissions on purchases above $1 million in an amount equal to (I) 1.00% on sales up to $5 million; (ii) 0.50% on the next $45 million; and (iii) 0.25% on sales over $50 million.


Supplement dated May 29, 1998.







                        PACIFIC HORIZON FUNDS, INC.

        Prime, Treasury, Government, Treasury Only, Tax-Exempt Money and
                   California Tax-Exempt Money Market Funds

        Supplement to Prospectuses dated June 16, 1997 and June 29, 1997


Effective April 28, 1998, Bank of America National Trust & Savings Association ("Bank of America") has reassumed the administrative and investment advisory responsibilities for Pacific Horizon Funds, Inc. from Robertson, Stephens & Company Investment Management, L.P. ("RSIM").


Supplement dated May 29, 1998.